SMA Relationship Trust

Prospectus Supplement

SMA Relationship Trust

Series A

Prospectus Supplement

January 12, 2016

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series A series of shares (the "Fund") of SMA Relationship Trust dated April 30, 2015, as supplemented, as follows:

Curt Custard no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund have assumed Mr. Custard's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Custard in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-766

SMA Relationship Trust

SAI Supplement

SMA Relationship Trust

Series A

Supplement to the Statement of Additional Information

January 12, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") with respect to the Series A series of shares (the "Fund") of SMA Relationship Trust dated April 30, 2015, as supplemented, as follows:

Curt Custard no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund have assumed Mr. Custard's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Custard in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-767